Fair Value Measurements and Valuation Processes	6 Months Ended
Jun. 30, 2019
Disclosure Of Fair Value Measurement [Abstract]
Fair Value Measurements and Valuation Processes

FAIR VALUE MEASUREMENTS AND VALUATION PROCESSES

The Group held certain financial instruments at fair value at 30 June 2019. The definitions and valuation techniques employed for these as at 30 June 2019 are consistent with those used at 31 December 2018 and disclosed in Note 23 on pages 181 to 185 of the 2018 Annual Report and Form 20-F:

-	Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
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Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.

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The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.

While the carrying values of assets and liabilities at fair value have changed since 31 December 2018, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 has not materially changed. The values of level 1 assets and level 3 assets are not material to the Group and were £105 million and £82 million respectively, at 30 June 2019 (30 June 2018: £88 million and £150 million respectively and 31 December 2018: £141 million and £76 million respectively).

Level 2 assets and liabilities are shown below.

	30.6.2019	30.6.2018	31.12.2018
	Level 2 £m	Level 2 £m	Level 2 £m
Assets at fair value
Derivatives relating to
– interest rate swaps	250	141	187
– cross-currency swaps	462	436	431
– forward foreign currency contracts	146	155	117
Assets at fair value	858	732	735
Liabilities at fair value
Derivatives relating to
– interest rate swaps	340	82	181
– cross-currency swaps	67	16	56
– forward foreign currency contracts	218	198	279
Liabilities at fair value	625	296	516

Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £49,816 million (30 June 2018: £47,527 million and 31 December 2018: £44,457 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.